Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (648,353)	$ (4,279,531)	$ (9,713,467)	$ (6,475,154)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability		57,883	57,883	614,658
(Gain) loss on settlement of debt	(4,904,081)			(186,156)
Stock-based compensation expense	565,571	798,690	1,044,680	968,470
Loss on impairment of intangible asset				75,000
Depreciation and amortization	340,550	540,714	987,991	1,140,362
Amortization of debt discount	625,783	1,549,752	2,321,011	2,906,645
Bad debt				36,456
Right of use asset amortization			99,634	(26,214)
Lease liability amortization	(74,292)	(14,958)
Changes in assets and liabilities:
Accounts receivable, net	28,831	(209,938)	(10,409)	78,478
Prepaid expenses and other current assets	(181,955)	42,852	(20,402)	(70,802)
Accounts payable and accrued liabilities	1,189,069	308,642	916,254	(291,922)
Deferred revenue	(163,531)	973,992	884,555	90,433
Accrued interest	3,398,326	105,577
Interest payable			2,193,853	284,206
Deposit		10,414	(14,233)
Net Cash used in Operating Activities	175,918	(115,911)	(1,252,650)	(855,540)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment for acquisition		(250,000)	(250,000)
Purchase of property and equipment	(167,427)	(96,960)	(311,128)	(138,331)
Net Cash used in Investing Activities	(167,427)	(346,960)	(561,128)	(138,331)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft		3,781
Proceeds from issuance of convertible notes payable	564,070	1,207,800	2,027,570	1,482,000
Repayment of convertible notes payable	(146,663)	(758,346)	(771,718)	(45,000)
Proceeds from issuance of common stock			931,000	846,801
Proceeds from stock subscription	20,000
Proceeds from issuance of Series B Preferred Stock		75,000	75,000	525,000
Redemption of Series B Preferred Stock		(487,730)	(487,730)	(63,999)
Finance lease payments	(10,341)	(41,195)	(78,268)	(90,565)
Proceeds from issuance of notes payable	417,427	1,186,453	3,458,247	4,377,226
Repayment of notes payable	(1,047,218)	(1,957,492)	(4,408,240)	(4,577,578)
Proceeds from related parties	229,426	116,238	299,280	366,943
Repayment to related parties	(21,000)	(86,571)	(434,584)	(680,807)
Net Cash provided by Financing Activities	5,701	(742,062)	610,557	2,140,021
Net change in cash	14,192	(1,204,933)	(1,203,221)	1,146,150
Cash, beginning of period	1,712	1,204,933	1,204,933	58,783
Cash, end of period	15,904		1,712	1,204,933
Supplemental cash flow information
Cash paid for interest	408,160	344,867	5,979,456	152,643
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for acquisition of subsidiary			2,476,188
Common stock issued for exercised cashless warrant		7	7	1
Settlement of series B preferred stock through issuance of common stock				827,106
Settlement of convertible notes payable through issuance of common stock	332,592	27,812	653,796	1,842,853
Common stock issued in conjunction with convertible note		62,493	140,937	133,663
Warrant issued in conjunction with debts			47,628	1,024,780
Dividend Series B preferred stock			104,631	40,149
Resolution of derivative liability upon exercise of warrant		57,883	57,883	139,067
Resolution of derivative liability upon conversion of debt				531,700
Derivative liability recognized as debt discount				390,000
Settlement of convertible notes payable through issuance of preferred common stock		65,600		65,600
Note payable issued for settlement of License fee payable		$ 77,643		1,004,880
Cumulative-effect adjustment from adoption of ASU 2020-06			$ 77,643